Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Bankers Healthcare Group, LLC (the “Company”)

Truist Securities, Inc.

Goldman Sachs & Co. LLC

BMO Capital Markets Corp.

FHN Financial Securities Corp.

Regions Securities LLC

Wedbush Securities Inc.

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2023-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BHG 2023-A AUP Tape 01232023.xlsx” provided by the Company on January 23, 2023, containing information on 1,722 small business loans and unsecured consumer loans (the “Loans”) as of January 23, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2023-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Agreement” means the following information provided by the Company: Financing Agreement, Loan Summary, Cash Flow Calculation, Application for Credit, Credit Report, and/or Verification of Funding.

•	The term “Loan Documents” means the following information sources provided by the Company:

•	Loan Agreement

•	Promissory Note

The Loan Documents were represented by the Company to be either the original Loan Documents, a copy of the original Loan Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Loan Documents by the borrower.

•

The term “Company’s Asset System” means an electronic data file entitled “BHG 2023-A Asset System File.xlsx” provided by the Company on January 24, 2023, containing: ApplicationNum, APR, FundDate, FICO, RiskGrade, UseOfFunds, Balance, TermRemaining, DTI, guarantorstatecode, Industry, UCCFlag, RepeatBorrower, Specialty, yearsinindustry, Income, AcquisitionChannel, Lockout, DeferralEndDate, BusinessStructureType, and DelinquencyStatus for the Selected Loans (defined below) from the Company’s asset system of record.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Loan Documents, the Company’s Asset System, and the Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.

For each Selected Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception. The Provided Information are listed in the order of priority.

Attribute	Provided Information / Instruction

Application Num	Loan Agreement, Promissory Note, Company’s Asset System

Loan Type	Loan Agreement, Promissory Note

Total Finance Amount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

First Payment Date	Loan Agreement, Promissory Note

Risk Grade	Company’s Asset System

Attribute	Provided Information / Instruction

DTI	Loan Agreement, Promissory Note, Company’s Asset System

Use Of Funds	Loan Agreement, Promissory Note, Company’s Asset System

guarantorstatecode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System

FICO	Loan Agreement, Promissory Note, Company’s Asset System

APR	Loan Agreement, Promissory Note, Company’s Asset System

yearsinindustry	Company’s Asset System

Business Structure Type	Company’s Asset System

Industry	Company’s Asset System

Specialty	Loan Agreement, Promissory Note, Company’s Asset System

Acquisition Channel	Company’s Asset System

Past Due Days

Company’s Asset System

For Selected Loans with Past Due Days equal to zero in the Data File, consider the attribute to be in agreement if the corresponding Delinquency Status in the Company’s Asset System is “Current.”

Balance	Company’s Asset System

UCC Flag	Company’s Asset System

Lockout	Loan Agreement, Promissory Note, Company’s Asset System

Repeat Borrower	Company’s Asset System

Deferral End Date	Company’s Asset System

Fund Date	Company’s Asset System

Term Remaining	Company’s Asset System

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

March 6, 2023

Exhibit A

The Selected Loans

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
1	xxx0761	31	xxx7817	61	xxx3705
2	xxx8604	32	xxx5408	62	xxx2033
3	xxx1739	33	xxx0491	63	xxx0245
4	xxx40754	34	xxx3610	64	xxx1553
5	xxx42259	35	xxx1341	65	xxx9682
6	xxx0996	36	xxx2173	66	xxx8475
7	xxx3800	37	xxx2554	67	xxx4794
8	xxx6046	38	xxx3583	68	xxx2042
9	xxx2251	39	xxx5561	69	xxx4510
10	xxx33181	40	xxx9831	70	xxx6977
11	xxx2127	41	xxx8355	71	xxx1289
12	xxx6039	42	xxx9877	72	xxx8660
13	xxx4165	43	xxx2313	73	xxx0204
14	xxx0887	44	xxx9094	74	xxx15769
15	xxx6103	45	xxx34082	75	xxx9708
16	xxx4560	46	xxx2778	76	xxx4679
17	xxx2902	47	xxx7617	77	xxx1369
18	xxx2446	48	xxx2685	78	xxx7116
19	xxx1706	49	xxx7873	79	xxx8243
20	xxx2527	50	xxx6348	80	xxx6023
21	xxx2249	51	xxx2756	81	xxx4392
22	xxx8539	52	xxx8767	82	xxx0239
23	xxx1593	53	xxx14810	83	xxx5509
24	xxx0784	54	xxx2461	84	xxx8494
25	xxx8147	55	xxx0445	85	xxx40713
26	xxx1824	56	xxx8445	86	xxx7357
27	xxx4862	57	xxx2926	87	xxx5238
28	xxx5596	58	xxx6768	88	xxx6676
29	xxx7317	59	xxx6485	89	xxx2302
30	xxx8018	60	xxx4175	90	xxx2704

A-1

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
91	xxx41473	121	xxx7761
92	xxx7074	122	xxx6488
93	xxx1896	123	xxx0240
94	xxx5235	124	xxx5445
95	xxx3679	125	xxx1552
96	xxx8870	126	xxx3776
97	xxx1656	127	xxx2054
98	xxx8597	128	xxx8592
99	xxx0015	129	xxx7962
100	xxx2705	130	xxx1651
101	xxx7020	131	xxx3487
102	xxx5253	132	xxx3859
103	xxx1521	133	xxx7991
104	xxx0285	134	xxx2891
105	xxx0238	135	xxx8951
106	xxx8696	136	xxx7802
107	xxx47346	137	xxx1856
108	xxx9777	138	xxx4649
109	xxx8933	139	xxx7773
110	xxx0073	140	xxx1338
111	xxx8326	141	xxx8601
112	xxx62811	142	xxx2410
113	xxx9559	143	xxx2159
114	xxx1548	144	xxx4986
115	xxx5359	145	xxx6122
116	xxx1229	146	xxx8059
117	xxx9440	147	xxx1336
118	xxx9780	148	xxx5669
119	xxx4903	149	xxx7821
120	xxx8875	150	xxx3169

A-2